UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 01403 )

Exact name of registrant as specified in charter: Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/06 (Unaudited)
COMMON STOCKS (98.1%)(a)
	Shares	Value

Aerospace and Defense (1.0%)
L-3 Communications Holdings, Inc.	306,118	$24,801,680

Banking (12.0%)
ABN AMRO Holding NV (Netherlands)	800,067	22,195,607
Bank of America Corp.	796,123	35,212,520
Bank of Ireland PLC (Ireland)	482,712	8,275,176
Barclays PLC (United Kingdom)	1,799,542	19,219,776
Commerce Bancorp, Inc. (S)	634,000	21,200,960
Credit Agricole SA (France)	843,839	29,761,868
Depfa Bank PLC (Ireland)	1,024,469	17,475,500
Julius Baer Holding, Ltd. Class B (Switzerland)	170,083	13,639,044
KBC Groupe SA (Belgium)	260,425	26,132,442
Royal Bank of Scotland Group PLC (United Kingdom)	1,620,028	50,093,761
U.S. Bancorp	874,858	26,167,003
UniCredito Italiano SpA (Italy) (NON)	3,757,000	26,820,877
Washington Mutual, Inc.	377,165	15,961,623
		312,156,157

Basic Materials (0.2%)
Xstrata PLC (Switzerland)	205,821	5,768,106

Beverage (0.8%)
InBev NV (Belgium)	413,035	19,441,829

Biotechnology (1.8%)
Amgen, Inc. (NON)	532,500	38,813,925
Serono SA Class B (Switzerland) (NON)	8,185	6,183,327
		44,997,252

Broadcasting (1.3%)
British Sky Broadcasting PLC (United Kingdom)	2,118,809	18,299,530
Mediaset SpA (Italy)	1,184,483	13,848,718
		32,148,248

Chemicals (1.9%)
Asahi Chemical Industry Co., Ltd. (Japan)	2,532,000	17,283,793
BASF AG (Germany)	365,008	28,689,933
		45,973,726

Coal (0.7%)
China Shenhua Energy Co., Ltd. (China) (NON)	12,209,500	16,212,385

Commercial and Consumer Services (0.7%)
Google, Inc. Class A (NON)	41,500	17,979,875

Communications Equipment (2.5%)
Cisco Systems, Inc. (NON)	3,377,700	62,723,889

Computers (0.4%)
Dell, Inc. (NON)	372,300	10,912,113

Conglomerates (2.1%)
Mitsui & Co., Ltd. (Japan)	2,725,000	39,274,455
Vivendi Universal SA (France)	385,982	12,081,043
		51,355,498

Consumer Finance (1.9%)
Countrywide Financial Corp.	1,407,700	47,073,488

Consumer Goods (1.6%)
Reckitt Benckiser PLC (United Kingdom)	1,175,868	38,574,663

Electric Utilities (1.9%)
Iberdrola SA (Spain)	675,396	19,212,560
PG&E Corp. (S)	749,100	27,948,921
		47,161,481

Electronics (4.4%)
Hynix Semiconductor, Inc. (South Korea) (NON)	428,700	16,582,505
Intel Corp.	972,800	20,691,456
Samsung Electronics Co., Ltd. (South Korea)	43,348	33,265,083
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	18,788,000	37,896,879

		108,435,923

Energy (1.7%)
Pride International, Inc. (NON)	1,182,400	41,750,544

Engineering & Construction (0.7%)
Daito Trust Construction Co., Ltd. (Japan)	340,500	15,999,573

Financial (2.0%)
Citigroup, Inc. (SEG)	304,240	14,171,499
Fannie Mae	588,900	34,120,866
		48,292,365

Health Care Services (1.7%)
Cardinal Health, Inc.	349,446	25,174,090
HCA, Inc. (S)	319,025	15,657,747
		40,831,837

Homebuilding (0.8%)
NVR, Inc. (NON)	26,187	20,799,025

Household Furniture and Appliances (0.5%)
Whirlpool Corp. (S)	142,700	11,513,036

Insurance (6.2%)
ACE, Ltd. (Bermuda)	485,308	26,570,613
Allianz AG (Germany) (NON)	304,441	48,963,802
American International Group, Inc.	448,400	29,352,264
Zurich Financial Services AG (Switzerland) (NON)	216,436	47,319,497
		152,206,176

Investment Banking/Brokerage (4.4%)
Bear Stearns Cos., Inc. (The)	42,300	5,349,258
Credit Suisse Group (Switzerland)	545,103	31,773,201
Lehman Brothers Holdings, Inc.	241,300	33,890,585
Macquarie Bank, Ltd. (Australia)	729,279	37,710,256
		108,723,300

Leisure (1.1%)
Sega Sammy Holdings, Inc. (Japan)	762,700	27,432,439

Lodging/Tourism (0.5%)
Royal Caribbean Cruises, Ltd.	279,700	11,439,730

Machinery (2.7%)
Fanuc, Ltd. (Japan)	418,000	36,889,705
SMC Corp. (Japan)	200,500	30,781,589
		67,671,294

Manufacturing (1.2%)
SKF AB Class B (Sweden)	2,090,620	29,247,699

Medical Technology (1.3%)
Becton, Dickinson and Co.	205,700	13,329,360
Nobel Biocare Holding AG (Switzerland)	42,006	9,511,783
Straumann Holding AG (Switzerland)	35,180	8,439,959
		31,281,102

Metals (1.8%)
Arcelor (Luxembourg)	516,447	18,120,829
POSCO (South Korea)	24,769	5,663,761
Usinas Siderurgicas de Minas Gerais (Usiminas) (Preference shares) (Brazil)	600,800	19,626,767
		43,411,357

Office Equipment & Supplies (1.2%)
Canon, Inc. (Japan)	507,600	30,703,187

Oil & Gas (10.8%)
Canadian Natural Resources, Ltd. (Canada)	293,117	18,105,040
Chevron Corp.	599,700	35,610,186
Exxon Mobil Corp.	1,172,356	73,565,339
Marathon Oil Corp.	821,994	63,186,679
Nippon Mining Holdings, Inc. (Japan)	3,179,000	26,154,438
Petroleo Brasileiro SA ADR (Brazil) (S)	131,292	12,407,094
Valero Energy Corp.	629,100	39,274,713
		268,303,489

Pharmaceuticals (6.6%)
Astellas Pharma, Inc. (Japan)	419,200	17,369,671
Johnson & Johnson	1,284,200	73,892,870
Pfizer, Inc.	1,335,000	34,282,800
Roche Holding AG (Switzerland)	237,308	37,429,699

		162,975,040

Photography/Imaging (0.6%)
Xerox Corp. (NON) (S)	966,800	13,834,908

Power Producers (0.7%)
AES Corp. (The) (NON)	959,700	16,353,288

Publishing (0.9%)
Dai Nippon Printing Co., Ltd. (Japan)	1,195,000	21,592,695

Real Estate (0.3%)
Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)	564,900	6,541,542

Restaurants (0.5%)
McDonald's Corp.	359,400	12,582,594

Retail (2.5%)
DSG International PLC (United Kingdom)	4,719,366	14,718,808
Hennes & Mauritz AB Class B (Sweden)	334,200	12,270,302
Lowe's Cos., Inc.	306,655	19,487,925
Michaels Stores, Inc.	421,900	14,188,497
		60,665,532

Semiconductor (0.9%)
Lam Research Corp. (NON)	466,500	21,659,595

Software (2.3%)
Autodesk, Inc.	274,000	11,121,660
Microsoft Corp.	876,500	24,673,475
Oracle Corp. (NON)	1,582,300	19,889,511
		55,684,646

Technology Services (1.2%)
Accenture, Ltd. Class A (Bermuda)	910,300	28,701,759

Telecommunications (4.0%)
France Telecom SA (France)	732,761	16,654,157
Koninklijke (Royal) KPN NV (Netherlands)	2,297,704	22,177,657
NII Holdings, Inc. (NON) (S)	99,000	4,896,540
Sprint Nextel Corp.	990,500	22,672,545
Vodafone Group PLC (United Kingdom)	16,033,391	33,621,668
		100,022,567

Telephone (0.5%)
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	6,972,700	11,730,683

Tobacco (2.5%)
Altria Group, Inc.	414,664	29,996,794
Japan Tobacco, Inc. (Japan)	2,044	31,781,974
		61,778,768

Toys (0.8%)
Sankyo Co., Ltd. (Japan)	285,900	18,636,625

Total common stocks (cost $2,120,581,825)		$2,428,082,708

SHORT-TERM INVESTMENTS (4.3%)(a)
	Principal
	amount/Shares	Value

Interest in $450,000,000 joint tri-party repurchase agreement dated January 31, 2006 with Bank of America Securities, LLC due February 1, 2006 with respect to various U.S.
Government obligations -- maturity value of $5,675,698 for an effective yield of 4.43%
(collateralized by Fannie Mae and Freddie Mac with yields ranging from 5.00% to 5.50%
and due dates ranging from May 1, 2019 to December 1, 2035, valued at $459,000,000)	$ 5,675,000	$ 5,675,000
Putnam Prime Money Market Fund (e)	27,626,270	27,626,270

Short-term investments held as collateral for loaned securities with yields ranging from
4.33% to 4.65% and due dates ranging from February 1, 2006 to March 24, 2006 (d)	$ 74,377,666	74,342,047

Total short-term investments (cost $107,643,317)		$107,643,317

TOTAL INVESTMENTS

Total investments (cost $2,228,225,142) (b)		$2,535,726,025

FORWARD CURRENCY CONTRACTS TO Sell at 1/31/06 (aggregate face value $414,019,855) (Unaudited)

				Unrealized
		Aggregate Delivery		appreciation/
	Value	face value date		(depreciation)

Australian Dollar	$5,796,585	$5,763,045	4/19/06	$(33,540)
British Pound	26,007,786	25,648,378	3/15/06	(359,408)
Canadian Dollar	12,209,154	12,131,191	4/19/06	(77,963)
Danish Krone	26,864	26,060	3/15/06	(804)
Euro	148,796,594	146,156,556	3/15/06	(2,640,038)
Japanese Yen	117,743,266	118,385,502	2/15/06	642,236
Norwegian Krone	11,669,374	11,468,061	3/15/06	(201,313)
Swedish Krona	18,366,419	17,620,671	3/15/06	(745,748)
Swiss Franc	78,041,807	76,820,391	3/15/06	(1,221,416)

Total				$(4,637,994)

FORWARD CURRENCY CONTRACTS TO Buy at 1/31/06 (aggregate face value $449,294,459) (Unaudited)

				Unrealized
		Aggregate Delivery		appreciation/
	Value	face value date		(depreciation)

Australian Dollar	$80,471,861	$79,828,079	4/19/06	$643,782
British Pound	139,651,564	136,650,777	3/15/06	3,000,787
Canadian Dollar	88,149,870	86,725,554	4/19/06	1,424,316
Euro	100,432,724	99,777,573	3/15/06	655,151
Japanese Yen	15,131,021	15,220,523	2/15/06	(89,502)
Norwegian Krone	19,312,639	19,114,224	3/15/06	198,415
Swedish Krona	6,047,679	6,047,016	3/15/06	663
Swiss Franc	6,071,814	5,930,713	3/15/06	141,101

Total				$5,974,713

FUTURES CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value date		(depreciation)

Dow Jones Euro Stoxx 50 (Long)	134	$6,027,645	Mar-06	$47,158
New Financial Times Stock Exchange 100 Index (Long)	39	3,979,945	Mar-06	94,689
S&P 500 Index (Long)	69	22,142,100	Mar-06	(61,609)
S&P/Toronto Stock Exchange 60 Index (Long)	14	1,651,339	Mar-06	108,099
SPI ASX 200 Index (Long)	17	1,582,500	Mar-06	108,571
Tokyo Price Index (Long)	31	4,534,131	Mar-06	193,050

Total				$489,958

NOTES

(a) Percentages indicated are based on net assets of $2,475,214,089.

(b) The aggregate identified cost on a tax basis is $2,231,032,128 resulting in gross unrealized appreciation and depreciation of $352,730,607 and $48,036,710, respectively, or net unrealized appreciation of $304,693,897.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at January 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31,
2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2006, the value of securities loaned amounted to
$71,549,081. The fund received cash collateral of $74,342,047 which is pooled with collateral of other Putnam funds into 22 issues of high-
grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime
Money Market Fund. Income distributions earned by the fund totaled $369,178 for the period ended January 31, 2006. During the period ended January 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $170,016,833 and $164,608,836, respectively.

At January 31, 2006, liquid assets totaling $64,264,308 have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2006: (as a percentage of Portfolio Value)

Australia	1.5%
Belgium	1.9
Bermuda	2.2
Brazil	1.3
Canada	0.7
China	0.7
France	2.4
Germany	3.2
Hong Kong	0.5
Ireland	1.0
Italy	1.7
Japan	12.8
Luxembourg	0.7
Netherlands	1.8
South Korea	2.3
Spain	0.8
Sweden	1.7
Switzerland	6.5
Taiwan	1.5
United Kingdom	7.0
United States	47.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New
York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest.
Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: March 29, 2006 By (Signature and Title): /s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 29, 2006